Stock and Incentive Programs (Schedule of Stock Option Activity Roll Forward) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2013 Y	Dec. 31, 2012	Dec. 31, 2011	Nov. 18, 2011
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period, Shares Under Option (in shares)	4,407,125
Outstanding, beginning of period, Weighted Average Exercise Price (in usd per share)	$ 20.34
Outstanding, beginning of period, Weighted Average Remaining Contractual Term	5 years 9 months 18 days	6 years 9 months 15 days
Outstanding, beginning of period, Aggregate Intrinsic Value	$ 15,200,000
Granted, Shares Under Option (in shares)	0
Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.00
Granted, Weighted Average Remaining Contractual Term
Exercised, Shares Under Option (in shares)	(461,782)
Exercised, Weighted Average Exercise Price	$ 15.51
Cancelled/forfeited/expired/modified, Shares Under Option	(186,078)
Cancelled/forfeited/expired/modified, Weighted Average Exercise Price	$ 26.21
Outstanding, end of period, Shares Under Option (in shares)	3,759,265	4,407,125
Outstanding, end of period, Weighted Average Exercise Price (in usd per share)	$ 20.82	$ 20.34
Outstanding, end of period, Weighted Average Remaining Contractual Term	5 years 9 months 18 days	6 years 9 months 15 days
Outstanding, end of period, Aggregate Intrinsic Value	30,000,000	15,200,000
Vested and expected to vest at December 31, 2012, Shares Under Option	3,759,265
Vested and expected to vest at December 31, 2012, Weighted Average Exercise Price	$ 20.82
Vested and expected to vest at December 31, 2012, Weighted Average Remaining Contractual Term (years)	5 years 9 months 18 days
Vested and expected to vest at December 31, 2012, Aggregate Intrinsic Value	30,000,000
Exercisable at December 31, 2012, Shares Under Option	2,658,188
Exercisable at December 31, 2012, Weighted Average Exercise Price	$ 20.30
Exercisable at December 31, 2012, Weighted Average Remaining Contractual Term (years)	5 years 4 months 24 days
Exercisable at December 31, 2012, Aggregate Intrinsic Value	20,800,000
Allocated Share-based Compensation Expense	$ 10,800,000	$ 10,100,000	$ 12,700,000
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted, Shares Under Option (in shares)	0
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Granted, Shares Under Option (in shares)		448,154	451,029	3,571,652
Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 2.25	$ 13.17